CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
ASSETS:
Cash and due from banks, and restricted cash	₨ 930,694.7	$ 12,724.8	₨ 611,961.0
Investments held for trading, at fair value	99,620.2	1,362.0	304,962.9
Investments available for sale debt securities, at fair value [includes restricted investments of Rs. 1,760,859.1 and Rs. 1,694,645.4 (US$ 23,169.9), as of March 31, 2020 and March 31, 2021, respectively]	4,275,449.9	58,455.7	3,406,289.2
Securities purchased under agreements to resell	270,060.0	3,692.4	250,000.0
Loans [net of allowance of Rs. 198,833.2 and Rs. 343,528.7 (US$ 4,696.9), as of March 31, 2020 and March 31, 2021, respectively]	11,700,189.2	159,969.8	10,425,022.4
Accrued interest receivable	118,762.9	1,623.8	103,035.9
Property and equipment, net	53,094.4	725.9	48,327.7
Goodwill	74,937.9	1,024.6	74,937.9
Other assets	456,972.8	6,247.9	737,352.1
Total assets	17,979,782.0	245,826.9	15,961,889.1
Liabilities:
Interest-bearing deposits	11,226,467.8	153,492.9	9,730,481.3
Non-interest-bearing deposits	2,110,762.4	28,859.2	1,731,590.0
Total deposits	13,337,230.2	182,352.1	11,462,071.3
Securities sold under repurchase agreements	356,059.2	4,868.2	507,982.0
Short-term borrowings	239,264.1	3,271.3	377,417.6
Accrued interest payable	77,969.1	1,066.0	80,078.9
Long-term debt	1,174,758.2	16,061.8	1,026,518.3
Accrued expenses and other liabilities	631,096.4	8,628.6	611,327.2
Total liabilities	15,816,377.2	216,248.0	14,065,395.3
Commitments and contingencies (see note 26)
Shareholders' equity:
Equity shares: par value—Rs. 1.0 each; authorized 6,500,000,000 shares and 6,500,000,000 shares; issued and outstanding 5,483,286,460 shares and 5,512,776,482 shares, as of March 31, 2020 and March 31, 2021, respectively	5,512.8	75.4	5,483.3
Additional paid-in capital	794,220.3	10,858.9	765,888.6
Retained earnings	897,873.7	12,276.1	713,340.6
Statutory reserve	434,835.3	5,945.2	356,038.3
Accumulated other comprehensive income (loss)	27,186.3	371.7	52,331.6
Total HDFC Bank Limited shareholders' equity	2,159,628.4	29,527.3	1,893,082.4
Noncontrolling interest in subsidiaries	3,776.4	51.6	3,411.4
Total shareholders' equity	2,163,404.8	29,578.9	1,896,493.8
Total liabilities and shareholders' equity	₨ 17,979,782.0	$ 245,826.9	₨ 15,961,889.1